Other payables (Details) - ARS ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total Non-current	$ 158,924	$ 54,458
Current	29,340	19,692
Payment Plan CAMMESA [member]
IfrsStatementLineItems [Line Items]
Total Non-current	106,298
Current	14,926
ENRE penalties and discounts [member]
IfrsStatementLineItems [Line Items]
Total Non-current	51,875	54,335
Current	11,005	17,391
Finance lease liability [member]
IfrsStatementLineItems [Line Items]
Total Non-current	751	123
Current	2,161	1,428
Related parties other payables [member]
IfrsStatementLineItems [Line Items]
Current	1,234	828
Advances for works to be performed member
IfrsStatementLineItems [Line Items]
Current	13	40
Other1 [member]
IfrsStatementLineItems [Line Items]
Current	$ 1	$ 5